Significant Accounting and Reporting Policies (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule of Effective Rate of Depreciation

	2009	2010	2011
Buildings	10.7%	12.2%	12.5%
Machinery and equipment	44.4	39.5	36.7

Schedule of Aggregate Cost and Related Accumulated Depreciation for Certain Finite Lived Assets

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Aggregate cost	¥7,349	¥7,578	$91,301
Accumulated amortization	5,260	6,004	72,337

Schedule of Non-cash Investing and Financing Transactions

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Debt assumed in connection with business acquisition	¥81,737	¥3,941	—	—
Issuance of treasury stock in exchange for subsidiary's stock	¥9,138	—	—	—
Debt assumed in connection with adoption of new accounting standard for VIE	—	—	¥20,229	$243,723